OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements
Balance at the beginning of the year	$ 48,695,427	$ 57,412,406
Additional provisions		48,639
Increase (decrease) in existing provisions	6,635,882	6,359,467
Used provision (payments made charged to the provision)	(4,139,270)	(3,108,988)
Reversal of unused provision		(15,654,522)
Increase (decrease) due to foreign exchange rate differences	3,609,857	3,638,425
Balance at the end of the year	$ 54,801,896	$ 48,695,427